Distribution Date:	01/18/23	COMM 2014-CCRE18 Mortgage Trust
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2014 CCRE18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			Andy Lindenman	(913) 317-4372
Additional Information	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	RREF II CMBS AIV, L.P.
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12632QAS2	1.442000%	47,076,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12632QAT0	2.924000%	139,682,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12632QAU7	3.452000%	53,600,000.00	6,921,532.86	1,933,245.86	19,910.94	0.00	0.00	1,953,156.80	4,988,287.00	45.96%	30.00%
A-3	12632QAV5	3.528000%	20,350,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12632QAW3	3.550000%	195,000,000.00	161,902,253.16	88,607,169.25	478,960.83	0.00	0.00	89,086,130.08	73,295,083.91	45.96%	30.00%
A-5	12632QAX1	3.828000%	241,730,000.00	241,730,000.00	0.00	771,118.70	0.00	0.00	771,118.70	241,730,000.00	45.96%	30.00%
A-M	12632QAZ6	4.103000%	61,026,000.00	61,026,000.00	0.00	208,658.07	0.00	0.00	208,658.07	61,026,000.00	35.65%	23.88%
B	12632QBA0	4.456000%	58,535,000.00	58,535,000.00	0.00	217,359.97	0.00	0.00	217,359.97	58,535,000.00	25.77%	18.00%
C	12632QBC6	4.746512%	46,080,000.00	46,080,000.00	0.00	182,266.06	0.00	0.00	182,266.06	46,080,000.00	17.98%	13.38%
D	12632QAE3	4.746512%	53,554,000.00	53,554,000.00	0.00	211,828.92	0.00	0.00	211,828.92	53,554,000.00	8.94%	8.00%
E	12632QAG8	3.600000%	26,153,000.00	26,153,000.00	0.00	78,459.00	0.00	0.00	78,459.00	26,153,000.00	4.52%	5.38%
F*	12632QAJ2	3.600000%	23,664,000.00	23,664,000.00	0.00	70,992.00	0.00	0.00	70,992.00	23,664,000.00	0.53%	3.00%
G	12632QAL7	3.600000%	29,890,247.00	3,128,124.78	0.00	6,076.86	0.00	0.00	6,076.86	3,128,124.78	0.00%	0.00%
R	12632QAN3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12632QAQ6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			996,340,249.00	682,693,910.80	90,540,415.11	2,245,631.35	0.00	0.00	92,786,046.46	592,153,495.69

X-A	12632QAY9	0.983886%	758,464,000.00	471,579,786.02	0.00	386,650.71	896,180.03	0.00	1,282,830.74	381,039,370.91
X-B	12632QAA1	0.107512%	158,169,000.00	158,169,000.00	0.00	14,170.93	0.00	0.00	14,170.93	158,169,000.00
X-C	12632QAC7	1.146512%	79,707,247.00	52,945,124.78	0.00	50,585.18	0.00	0.00	50,585.18	52,945,124.78
Notional SubTotal			996,340,247.00	682,693,910.80	0.00	451,406.82	896,180.03	0.00	1,347,586.85	592,153,495.69

Deal Distribution Total					90,540,415.11	2,697,038.17	896,180.03	0.00	94,133,633.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12632QAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12632QAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12632QAU7	129.13307575	36.06801978	0.37147276	0.00000000	0.00000000	0.00000000	0.00000000	36.43949254	93.06505597
A-3	12632QAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12632QAW3	830.26796492	454.39573974	2.45620938	0.00000000	0.00000000	0.00000000	0.00000000	456.85194913	375.87222518
A-5	12632QAX1	1,000.00000000	0.00000000	3.19000000	0.00000000	0.00000000	0.00000000	0.00000000	3.19000000	1,000.00000000
A-M	12632QAZ6	1,000.00000000	0.00000000	3.41916675	0.00000000	0.00000000	0.00000000	0.00000000	3.41916675	1,000.00000000
B	12632QBA0	1,000.00000000	0.00000000	3.71333339	0.00000000	0.00000000	0.00000000	0.00000000	3.71333339	1,000.00000000
C	12632QBC6	1,000.00000000	0.00000000	3.95542665	0.00000000	0.00000000	0.00000000	0.00000000	3.95542665	1,000.00000000
D	12632QAE3	1,000.00000000	0.00000000	3.95542667	0.00000000	0.00000000	0.00000000	0.00000000	3.95542667	1,000.00000000
E	12632QAG8	1,000.00000000	0.00000000	3.00000000	0.00000000	0.00000000	0.00000000	0.00000000	3.00000000	1,000.00000000
F	12632QAJ2	1,000.00000000	0.00000000	3.00000000	0.00000000	0.00000000	0.00000000	0.00000000	3.00000000	1,000.00000000
G	12632QAL7	104.65369456	0.00000000	0.20330578	0.11065516	35.59597651	0.00000000	0.00000000	0.20330578	104.65369456
R	12632QAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12632QAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12632QAY9	621.75632070	0.00000000	0.50978123	0.00000000	0.00000000	1.18157227	0.00000000	1.69135350	502.38293566
X-B	12632QAA1	1,000.00000000	0.00000000	0.08959360	0.00000000	0.00000000	0.00000000	0.00000000	0.08959360	1,000.00000000
X-C	12632QAC7	664.24480549	0.00000000	0.63463715	0.00000000	0.00000000	0.00000000	0.00000000	0.63463715	664.24480549

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	19,910.94	0.00	19,910.94	0.00	0.00	0.00	19,910.94	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/22 - 12/30/22	30	0.00	478,960.83	0.00	478,960.83	0.00	0.00	0.00	478,960.83	0.00
A-5	12/01/22 - 12/30/22	30	0.00	771,118.70	0.00	771,118.70	0.00	0.00	0.00	771,118.70	0.00
A-M	12/01/22 - 12/30/22	30	0.00	208,658.07	0.00	208,658.07	0.00	0.00	0.00	208,658.07	0.00
B	12/01/22 - 12/30/22	30	0.00	217,359.97	0.00	217,359.97	0.00	0.00	0.00	217,359.97	0.00
C	12/01/22 - 12/30/22	30	0.00	182,266.06	0.00	182,266.06	0.00	0.00	0.00	182,266.06	0.00
D	12/01/22 - 12/30/22	30	0.00	211,828.92	0.00	211,828.92	0.00	0.00	0.00	211,828.92	0.00
E	12/01/22 - 12/30/22	30	0.00	78,459.00	0.00	78,459.00	0.00	0.00	0.00	78,459.00	0.00
F	12/01/22 - 12/30/22	30	0.00	70,992.00	0.00	70,992.00	0.00	0.00	0.00	70,992.00	0.00
G	12/01/22 - 12/30/22	30	1,060,665.02	9,384.37	0.00	9,384.37	3,307.51	0.00	0.00	6,076.86	1,063,972.53
X-A	12/01/22 - 12/30/22	30	0.00	386,650.71	0.00	386,650.71	0.00	0.00	0.00	386,650.71	0.00
X-B	12/01/22 - 12/30/22	30	0.00	14,170.93	0.00	14,170.93	0.00	0.00	0.00	14,170.93	0.00
X-C	12/01/22 - 12/30/22	30	0.00	50,585.18	0.00	50,585.18	0.00	0.00	0.00	50,585.18	0.00
Totals			1,060,665.02	2,700,345.68	0.00	2,700,345.68	3,307.51	0.00	0.00	2,697,038.17	1,063,972.53

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12632QAZ6	4.103000%	61,026,000.00	61,026,000.00	0.00	208,658.07	0.00	0.00	208,658.07	61,026,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12632QBA0	4.456000%	58,535,000.00	58,535,000.00	0.00	217,359.97	0.00	0.00	217,359.97	58,535,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12632QBC6	4.746512%	46,080,000.00	46,080,000.00	0.00	182,266.06	0.00	0.00	182,266.06	46,080,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			165,641,000.03	165,641,000.00	0.00	608,284.10	0.00	0.00	608,284.10	165,641,000.00

Exchangeable Certificate Details
PEZ	12632QBB8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	94,133,633.31	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,805,962.83	Master Servicing Fee	8,986.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,645.44
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	293.94
ARD Interest	0.00	Operating Advisor Fee	761.66
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	2,917.69
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,805,962.83	Total Fees	15,605.63

Principal		Expenses/Reimbursements
Scheduled Principal	1,049,773.16	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	89,490,641.95	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,307.51
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	90,540,415.11	Total Expenses/Reimbursements	3,307.51

		Interest Reserve Deposit	90,011.52
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	896,180.03	Interest Distribution	2,697,038.17
Borrower Option Extension Fees	0.00	Principal Distribution	90,540,415.11
Gain on Sale / Excess Liquidation Proceeds	0.00	Prepayment Penalties / Yield Maintenance	896,180.03
		Borrower Option Extension Fees	0.00
Total Other Collected	896,180.03	Total Payments to Certificateholders and Others	94,133,633.31
Total Funds Collected	94,242,557.97	Total Funds Distributed	94,242,557.97

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	682,693,910.80	682,693,910.80	Beginning Certificate Balance	682,693,910.80
(-) Scheduled Principal Collections	1,049,773.16	1,049,773.16	(-) Principal Distributions	90,540,415.11
(-) Unscheduled Principal Collections	89,490,641.95	89,490,641.95	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	592,153,495.69	592,153,495.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	682,693,910.80	682,693,910.80	Ending Certificate Balance	592,153,495.69
Ending Actual Collateral Balance	592,153,495.69	592,153,495.69

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	177,729,028.62	30.01%	17	4.7970	NAP	Defeased	11	177,729,028.62	30.01%	17	4.7970	NAP
	7,499,999 or less	13	67,669,186.30	11.43%	17	4.8596	1.490794	1.29 or less	6	65,484,678.81	11.06%	17	4.8822	0.747867
7,500,000 to 14,999,999		5	54,291,192.57	9.17%	17	4.9561	1.547488	1.30 to 1.39	3	39,255,727.00	6.63%	18	4.7989	1.385052
15,000,000 to 24,999,999		2	37,276,717.66	6.30%	18	4.6642	1.418318	1.40 to 1.49	1	17,854,462.49	3.02%	18	4.7900	1.460000
25,000,000 to 49,999,999		2	63,982,033.73	10.80%	17	4.9747	1.155501	1.50 to 1.59	1	6,105,439.76	1.03%	16	4.7000	1.530000
50,000,000 to 74,999,999		1	56,205,336.81	9.49%	16	4.7500	2.290000	1.60 to 1.99	10	218,548,046.17	36.91%	16	4.6982	1.774258
	75,000,000 or greater	1	135,000,000.00	22.80%	16	4.5280	1.780000	2.00 or greater	3	67,176,112.84	11.34%	16	4.7523	2.295356
	Totals	35	592,153,495.69	100.00%	17	4.7638	1.587112	Totals	35	592,153,495.69	100.00%	17	4.7638	1.587112
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	177,729,028.62	30.01%	17	4.7970	NAP
							Defeased	13	177,729,028.62	30.01%	17	4.7970	NAP
Alabama	2	35,212,361.53	5.95%	17	5.2968	1.792406
							Health Care	1	13,234,517.81	2.23%	17	5.2820	1.070000
California	4	38,711,634.35	6.54%	17	4.8082	1.698363
							Industrial	1	17,854,462.49	3.02%	18	4.7900	1.460000
Florida	2	7,933,238.40	1.34%	17	5.0433	2.041495
							Lodging	2	38,301,707.22	6.47%	17	5.2181	1.767051
Georgia	1	6,369,583.68	1.08%	17	4.8300	1.390000
							Mobile Home Park	2	19,892,786.61	3.36%	17	4.6948	1.684340
Illinois	1	19,422,255.17	3.28%	18	4.5485	1.380000
							Multi-Family	3	13,951,894.46	2.36%	17	4.7208	1.916252
Michigan	1	56,205,336.81	9.49%	16	4.7500	2.290000
							Office	3	93,873,126.58	15.85%	16	4.7407	1.656907
New Jersey	1	33,005,327.40	5.57%	17	4.6600	0.560000
							Retail	12	217,315,971.90	36.70%	16	4.6419	1.642849
New York	3	148,187,081.64	25.03%	16	4.5654	1.730991
							Totals	37	592,153,495.69	100.00%	17	4.7638	1.587112
Ohio	2	5,220,637.81	0.88%	17	5.1094	0.176491

Oregon	1	13,234,517.81	2.23%	17	5.2820	1.070000

Pennsylvania	1	9,758,928.51	1.65%	18	4.7620	1.720000

Tennessee	2	14,267,554.80	2.41%	17	4.7762	1.455897

Texas	2	9,041,546.67	1.53%	17	4.7040	1.944705

Virginia	1	17,854,462.49	3.02%	18	4.7900	1.460000

Totals	37	592,153,495.69	100.00%	17	4.7638	1.587112

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	177,729,028.62	30.01%	17	4.7970	NAP	Defeased	11	177,729,028.62	30.01%	17	4.7970	NAP
	4.4999% or less	1	5,774,316.34	0.98%	17	4.4800	1.970000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	8	225,723,322.44	38.12%	16	4.5708	1.552777	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	6	100,784,088.41	17.02%	17	4.7714	1.989396	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	9	82,142,739.88	13.87%	17	5.2328	1.440599	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	592,153,495.69	100.00%	17	4.7638	1.587112	49 months or greater	24	414,424,467.07	69.99%	17	4.7495	1.642537
								Totals	35	592,153,495.69	100.00%	17	4.7638	1.587112
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	177,729,028.62	30.01%	17	4.7970	NAP	Defeased	11	177,729,028.62	30.01%	17	4.7970	NAP
	60 months or less	24	414,424,467.07	69.99%	17	4.7495	1.642537	Interest Only	2	142,700,000.00	24.10%	16	4.5394	1.807519
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	592,153,495.69	100.00%	17	4.7638	1.587112	85 months or greater	22	271,724,467.07	45.89%	17	4.8599	1.555894
								Totals	35	592,153,495.69	100.00%	17	4.7638	1.587112
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	177,729,028.62	30.01%	17	4.7970	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	23	409,762,004.70	69.20%	17	4.7444	1.640859
	13 months to 24 months	1	4,662,462.37	0.79%	17	5.2000	1.790000
	25 Months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	592,153,495.69	100.00%	17	4.7638	1.587112
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10087203	RT	Bronx	NY	Actual/360	4.528%	526,380.00	0.00	0.00	N/A	05/06/24	--	135,000,000.00	135,000,000.00	01/06/23
2	10087204	MU	West Hollywood	CA	Actual/360	4.833%	372,967.72	89,618,003.02	0.00	N/A	07/11/24	--	89,618,003.02	0.00	01/11/23
4	10087206	OF	Southfield	MI	Actual/360	4.750%	230,276.43	93,144.92	0.00	N/A	05/06/24	--	56,298,481.73	56,205,336.81	01/06/23
5	10087207	MF	Houston	TX	Actual/360	4.500%	158,129.80	87,105.89	0.00	N/A	06/06/24	--	40,807,689.04	40,720,583.15	01/06/23
6	10087208	LO	Orange Beach	AL	Actual/360	5.310%	141,907.23	58,226.06	0.00	N/A	06/06/24	--	31,034,932.39	30,976,706.33	01/06/23
7	10087209	MF	Various	Various	Actual/360	5.077%	121,438.77	82,905.87	0.00	N/A	06/06/24	--	27,777,362.29	27,694,456.42	01/06/23
8	10087210	OF	Edison	NJ	Actual/360	4.660%	132,635.85	48,046.86	0.00	N/A	06/06/24	--	33,053,374.26	33,005,327.40	01/06/23
10	10087212	IN	Austin	TX	Actual/360	4.850%	104,015.47	50,334.39	0.00	N/A	06/06/24	--	24,905,600.36	24,855,265.97	01/06/23
12	10087214	RT	Deerfield	IL	Actual/360	4.548%	76,232.85	40,968.51	0.00	N/A	07/06/24	--	19,463,223.68	19,422,255.17	01/06/23
13	10086659	IN	Newport News	VA	Actual/360	4.790%	73,794.25	36,258.58	0.00	N/A	07/06/24	--	17,890,721.07	17,854,462.49	01/06/23
14	10087215	MU	Hyattsville	MD	Actual/360	4.250%	71,036.49	30,543.05	0.00	N/A	06/06/24	--	19,412,634.73	19,382,091.68	01/06/23
16	10087217	MH	Greenacres	FL	Actual/360	4.686%	74,604.79	26,883.36	0.00	N/A	05/06/24	--	18,488,651.18	18,461,767.82	01/06/23
18	10087219	MF	Dallas	TX	Actual/360	4.690%	70,079.65	29,020.81	0.00	N/A	05/06/24	--	17,352,414.56	17,323,393.75	01/06/23
20	10087220	HC	Brookings	OR	Actual/360	5.282%	60,358.67	35,823.27	0.00	N/A	06/06/24	--	13,270,341.08	13,234,517.81	01/06/23
21	10087221	Various Honolulu		HI	Actual/360	6.108%	57,409.55	50,991.79	0.00	N/A	07/06/24	--	10,915,055.17	10,864,063.38	01/06/23
22	10087222	RT	Garden Grove	CA	Actual/360	5.146%	59,754.39	22,107.96	0.00	N/A	07/06/24	--	13,485,996.11	13,463,888.15	01/06/23
24	10087224	MH	Carlisle	PA	Actual/360	4.762%	40,142.62	30,494.84	0.00	N/A	07/06/24	--	9,789,423.35	9,758,928.51	01/06/23
25	10087225	MH	Citrus Heights	CA	Actual/360	4.630%	40,487.83	21,244.83	0.00	N/A	06/06/24	--	10,155,102.93	10,133,858.10	01/06/23
26	10087226	MH	Las Vegas	NV	Actual/360	4.992%	38,660.57	17,651.17	0.00	N/A	07/06/24	--	8,994,518.71	8,976,867.54	01/06/23
27	10087227	LO	Knoxville	TN	Actual/360	4.830%	30,557.94	22,889.11	0.00	N/A	06/06/24	--	7,347,890.00	7,325,000.89	01/06/23
29	10087229	MF	Los Angeles	CA	Actual/360	4.510%	28,842.19	12,754.74	0.00	N/A	06/06/24	--	7,426,642.84	7,413,888.10	01/06/23
30	10087230	RT	Hermitage	TN	Actual/360	4.720%	28,275.95	14,350.98	0.00	N/A	06/06/24	--	6,956,904.89	6,942,553.91	01/06/23
31	10087231	RT	Staten Island	NY	Actual/360	5.162%	31,535.61	12,208.12	0.00	N/A	05/06/24	--	7,093,850.00	7,081,641.88	01/06/23
33	10087233	RT	Costa Mesa	CA	Actual/360	4.740%	31,428.83	0.00	0.00	N/A	05/05/24	--	7,700,000.00	7,700,000.00	01/05/23
35	10087235	RT	Hinesville	GA	Actual/360	4.830%	26,545.98	12,940.04	0.00	N/A	06/06/24	--	6,382,523.72	6,369,583.68	01/06/23
37	10087237	RT	Johnson City	NY	Actual/360	4.700%	24,761.62	12,735.89	0.00	N/A	05/06/24	--	6,118,175.65	6,105,439.76	01/06/23
39	10087239	RT	Dallas	TX	Actual/360	4.480%	22,317.37	10,716.90	0.00	N/A	06/06/24	--	5,785,033.24	5,774,316.34	01/06/23
41	10087241	IN	Las Vegas	NV	Actual/360	5.200%	19,677.77	13,118.81	0.00	N/A	06/06/24	--	4,394,539.65	4,381,420.84	01/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
42	10087242	OF	Miami	FL	Actual/360	5.200%	20,914.38	8,243.41	0.00	N/A	06/06/24	--	4,670,705.78	4,662,462.37	01/06/23
43	10087243	RT	Mobile	AL	Actual/360	5.200%	19,011.41	10,069.43	0.00	N/A	06/06/24	--	4,245,724.63	4,235,655.20	01/06/23
44	10087244	MF	Callaway	FL	Actual/360	4.820%	13,599.31	5,726.59	0.00	N/A	06/06/24	--	3,276,502.62	3,270,776.03	01/06/23
45	10087245	MF	Houston	TX	Actual/360	5.100%	14,372.50	5,445.17	0.00	N/A	06/05/24	--	3,272,675.50	3,267,230.33	01/05/23
46	10086061	MF	Seattle	WA	Actual/360	4.810%	12,162.95	5,170.96	0.00	N/A	05/06/24	--	2,936,530.29	2,931,359.33	01/06/23
47	10087246	RT	Madison	OH	Actual/360	5.119%	11,719.42	5,147.28	0.00	N/A	06/06/24	--	2,658,913.28	2,653,766.00	01/06/23
48	10087247	RT	Logan	OH	Actual/360	5.100%	11,294.78	4,993.71	0.00	N/A	06/05/24	--	2,571,865.52	2,566,871.81	01/05/23
49	10087248	MF	Cleveland	TN	Actual/360	4.680%	8,631.89	4,148.79	0.00	N/A	05/06/24	--	2,141,907.53	2,137,758.74	01/06/23
Totals							2,805,962.83	90,540,415.11	0.00				682,693,910.80	592,153,495.69
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	31,063,901.00	24,256,516.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	22,445,087.69	13,437,072.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,099,392.21	16,296,865.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	6,343,952.49	4,761,234.14	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	3,651,589.99	1,381,976.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,951,852.18	1,564,759.24	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,927,694.37	1,474,293.18	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,632,315.99	1,274,549.71	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,098,781.15	1,083,595.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,425,714.32	1,108,699.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,230,983.96	925,571.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	969,089.00	1,196,585.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	850,380.26	880,163.50	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	569,766.69	690,891.69	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	543,070.61	390,067.64	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	99,883.66	0.00
33	438,343.10	649,683.47	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	696,895.57	759,562.21	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	709,285.00	355,048.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	850,073.85	620,538.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
42	654,342.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	682,424.81	537,707.61	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	557,569.38	300,935.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	775,353.00	511,279.92	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	117,882.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	12,211.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	98,167,858.88	74,587,690.18				0.00	0.00	0.00	0.00	99,883.66	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	10087204	89,490,641.95	Payoff w/ penalty	896,180.03	0.00
Totals		89,490,641.95		896,180.03	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	89,490,641.95	4.763797%	4.736163%	17
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.773058%	4.746512%	18
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.773240%	4.746688%	19
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.773413%	4.746855%	20
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.773592%	4.747028%	21
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,592,345.09	0	0.00	0	0.00	4.773762%	4.747192%	22
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.773930%	4.747354%	23
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.774105%	4.747523%	24
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	3,332,995.58	4.774271%	4.747683%	25
04/15/22	0	0.00	0	0.00	1	6,684,072.22	0	0.00	1	6,684,072.22	0	0.00	0	0.00	0	0.00	4.775167%	4.748763%	26
03/17/22	0	0.00	0	0.00	1	6,684,072.22	0	0.00	1	6,684,072.22	0	0.00	0	0.00	0	0.00	4.775327%	4.748917%	27
02/17/22	0	0.00	0	0.00	1	6,684,072.22	0	0.00	1	6,684,072.22	0	0.00	0	0.00	0	0.00	4.775511%	4.749094%	28
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		592,153,496	592,153,496		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	592,153,496	592,153,496	0	0	0	0
Dec-22	682,693,911	682,693,911	0	0	0	0
Nov-22	683,811,655	683,811,655	0	0	0	0
Oct-22	684,852,347	684,852,347	0	0	0	0
Sep-22	685,961,340	685,961,340	0	0	0	0
Aug-22	686,993,026	686,993,026	0	0	0	0
Jul-22	688,020,390	688,020,390	0	0	0	0
Jun-22	689,116,537	689,116,537	0	0	0	0
May-22	690,135,005	690,135,005	0	0	0	0
Apr-22	697,906,650	691,222,578	0	0	0	6,684,072
Mar-22	698,916,297	692,232,225	0	0	0	6,684,072
Feb-22	700,142,735	693,458,662	0	0	0	6,684,072
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	10087221	0.00	6.10800%	0.00	6.10800%	10	04/06/20	04/06/20	04/06/20
21	10087221	0.00	6.10800%	0.00	6.10800%	10	08/31/21	08/31/21	08/31/21
48	10087247	0.00	5.10000%	0.00	5.10000%	8	06/23/22	06/23/22	06/23/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	10087211	05/17/18	28,680,210.42	41,650,000.00	36,077,916.43	2,560,553.08	36,077,916.43	33,517,363.35	0.00	0.00	(166.18)	166.18	0.00%
17	10087218	09/17/20	17,975,057.58	12,000,000.00	12,221,299.57	3,631,827.57	11,927,708.78	8,295,881.21	9,679,176.37	0.00	174,590.29	9,504,586.08	48.74%
23	10087223	11/18/19	11,098,227.48	13,100,000.00	1,843,389.88	140,753.10	1,843,389.88	1,702,636.78	9,395,590.70	0.00	739,487.01	8,656,103.69	64.50%
32	10087232	09/17/21	6,899,191.31	3,560,000.00	2,564,443.81	916,571.04	2,564,443.81	1,647,872.77	5,251,318.54	0.00	1,648.71	5,249,669.83	65.62%
34	10087234	05/17/22	6,684,072.22	5,000,000.00	4,902,769.43	1,569,773.84	4,902,769.43	3,332,995.59	3,351,076.63	0.00	0.00	3,351,076.63	43.52%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			71,336,759.01	75,310,000.00	57,609,819.12	8,819,478.63	57,316,228.33	48,496,749.70	27,677,162.24	0.00	915,559.83	26,761,602.41

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/19	0.00	16,296.33	0.00	0.00	0.00	0.00	0.00	0.00
9	10087211	10/18/21	0.00	0.00	166.18	0.00	(1,118.78)	0.00	0.00	0.00	0.00
		05/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	10087218	04/15/22	0.00	0.00	9,504,586.08	0.00	0.00	(1,346.25)	0.00	0.00	9,504,586.08
		03/17/21	0.00	0.00	9,505,932.33	0.00	0.00	(173,244.04)	0.00	0.00
		09/17/20	0.00	0.00	9,679,176.37	0.00	0.00	9,679,176.37	0.00	0.00
23	10087223	05/17/21	0.00	0.00	8,656,103.69	0.00	0.00	(111,206.13)	0.00	0.00	8,655,504.96
		10/19/20	0.00	0.00	8,767,309.82	0.00	0.00	(569,006.94)	0.00	0.00
		01/17/20	0.00	0.00	9,336,316.76	0.00	598.73	(59,872.67)	0.00	0.00
		11/18/19	0.00	0.00	9,395,590.70	0.00	0.00	9,395,590.70	0.00	0.00
32	10087232	09/16/22	0.00	0.00	5,249,669.83	0.00	0.00	(1,832.00)	0.00	0.00	5,249,669.83
		02/17/22	0.00	0.00	5,251,501.83	0.00	0.00	183.29	0.00	0.00
		09/17/21	0.00	0.00	5,251,318.54	0.00	0.00	5,251,318.54	0.00	0.00
34	10087234	05/17/22	0.00	0.00	3,351,076.63	0.00	0.00	3,351,076.63	0.00	0.00	3,351,076.63
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	16,296.34	26,761,602.41	0.00	(520.05)	26,760,837.50	0.00	0.00	26,760,837.50

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	2,452.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	330.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	193.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	168.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	162.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	3,307.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,307.51

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28